Consolidated Statements of Stockholders Equity (Parenthetical) - $ / shares				1 Months Ended
	Jun. 12, 2019	May 20, 2019	May 17, 2019	Aug. 31, 2019	Sep. 30, 2018	Apr. 30, 2018	Aug. 31, 2017	Mar. 31, 2017
Common Stock
Issuance of preferred stock upon conversion of common stock, shares					491,260	1,536,602
Issuance of restricted common stock	64,982	2,406,618	88,548	84,975
Restricted common stock, forfeitures			69,141
Series C Preferred Stock
Issuance of common stock, shares						5,992,750
Preferred stock conversion price, per share						$ 0.2564
Series C-1 Preferred Stock
Issuance of common stock, shares					1,915,916
Preferred stock conversion price, per share					$ 0.2564
Series B Preferred Stock
Issuance of common stock, shares								2,852,239
Preferred stock conversion price, per share								$ 0.3131
Series B-1 Preferred Stock
Issuance of common stock, shares							2,109,787
Preferred stock conversion price, per share							$ 0.3131